Summary Information Relating to Impaired Loans (Detail) (Gross Loans) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 159.1	9,850.5	6,851.3
Interest income recognized on impaired loans	$ 16.9	1,048.5	1,664.7